CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Other operating income	€ 4,570	€ 12,449	€ 4,621
Total operating income	4,570	12,449	4,621
Sales and marketing	(5,194)	(5,954)	(6,431)
Research and development	(177,761)	(146,532)	(103,176)
General and administrative	(67,670)	(32,946)	(22,390)
Total operating expenses	(250,626)	(185,433)	(131,997)
Operating loss	(246,056)	(172,984)	(127,376)
Financial expenses	(111,743)	(16,991)	(27,875)
Financial income	27,545	13,732	7,511
Financial gain (loss)	(84,198)	(3,258)	(20,364)
Net loss before tax	(330,254)	(176,242)	(147,740)
Income tax	(5,848)	0	0
Net loss for the period	€ (336,102)	€ (176,242)	€ (147,740)
Loss per share (€/share)
Weighted average number of outstanding shares used for computing basic loss per share (in shares)	69,527,315	63,046,350	43,066,012
Weighted average number of outstanding shares used for computing diluted loss per share (in shares)	69,527,315	63,046,350	43,066,012
Basic loss per share (in euro per share)	€ (4.83)	€ (2.80)	€ (3.43)
Diluted loss per share (in euro per share)	€ (4.83)	€ (2.80)	€ (3.43)